RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

During the fiscal year ended December 31, 2013 we were a party to a management agreement (the “Management Agreement”) with an affiliate of KSL, pursuant to which we were provided financial and management consulting services in exchange for an annual fee of $1.0 million. In addition, we agreed to reimburse the management company for all of its reasonable out-of-pocket costs and expenses incurred in providing management services to us and certain of our affiliates. During the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, we paid an affiliate of KSL approximately $0.8 million, $1.0 million and $1.0 million, respectively, in management fees. The Management Agreement allowed that, in the event of a financing, refinancing or direct or indirect sale of all or substantially all of our equity or assets, the management company may also be entitled to receive a fee equal to 1% of the lenders’ maximum commitments, in the case of a financing or refinancing, or 1% of the total consideration paid, in the case of a sale. Effective October 1, 2013, the Management Agreement was terminated and in connection with the termination, we made a one-time payment of $5.0 million during the fiscal year ended December 31, 2013.

Effective October 1, 2013, we entered into a Financial Consulting Services Agreement with an affiliate of KSL, pursuant to which we are provided certain ongoing financial consulting services. No fees are payable under such agreement, however we have agreed to reimburse the affiliate of KSL for all reasonable out-of-pocket costs and expenses incurred in providing such services to us and certain of our affiliates up to $0.1 million annually.

On December 27, 2012, during the fiscal year ended December 31, 2013, we made a $35.0 million distribution to our owners.

During the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, we paid $0.4 million, $0.8 million and $1.2 million respectively, to affiliates of KSL for private party events and consulting services. In addition, during the fiscal year ended December 25, 2012 we received $0.2 million from an affiliate of KSL for taxes paid on behalf of affiliates of KSL.

During the fiscal year ended December 31, 2013 we entered into a consulting services agreement with an affiliate of KSL whereby we provide certain golf-related consulting services in exchange for an annual fee of $0.1 million. The revenue associated with this contract was immaterial during the fiscal year ended December 31, 2013.

As of December 31, 2013 we had receivables of $0.2 million and payables of $0.1 million and as of December 25, 2012, we had receivables of $0.2 million and payables of $0.2 million, for outstanding advances from golf and business club ventures in which we have an equity method investment. We recorded $0.5 million, $0.6 million and $0.6 million in the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, respectively, in management fees from these ventures. As of December 31, 2013 and December 25, 2012, we had a receivable of $1.8 million and $1.9 million, respectively, for volume rebates from Avendra, LLC, the supplier firm in which we have an equity method investment. See Note 4.

We have entered into arrangements whereby members of certain resorts and clubs owned by affiliates of KSL can pay an upgrade charge to have access to our clubs and facilities. We have revenue sharing arrangements with such resorts and clubs whereby we agree to split the amount of the upgrade charges respectively with such entities. We recognized and collected $0.1 million, $0.2 million and $0.2 million during the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, respectively, in revenue associated with these arrangements.

We have also entered into arrangements with affiliates of KSL, whereby we remit royalty payments we receive in connection with mineral leases at certain of our golf and country clubs. During the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, we collected and remitted $0.1 million, $0.1 million and $0.3 million, respectively, in conjunction with these agreements.